Investment Risks	Oct. 31, 2025
Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Prime Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Prime Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Prime Portfolio | Bank Obligations [Member]
Prospectus [Line Items]
Risk [Text Block]
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Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Prime Portfolio | Commercial Paper [Member]
Prospectus [Line Items]
Risk [Text Block]
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Commercial Paper. Commercial paper is subject to interest rate risk and is susceptible to changes in the issuer’s financial condition or credit quality. Commercial paper is typically repaid with the proceeds from the issuance of new commercial paper. Thus, investments in commercial paper are subject to the risk (commonly referred to as rollover risk) that the issuer will be unable to issue sufficient new commercial paper to meet the repayment obligations under its outstanding commercial paper. Because commercial paper is typically unsecured, investments in commercial paper are subject to increased credit risk.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Prime Portfolio | Asset-Backed Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
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Asset-Backed Securities. Asset-backed securities are subject to credit (such as a borrower’s default on its mortgage obligation and the default or failure of a guarantee underlying the asset-backed security), interest rate and certain additional risks, including the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset. Due to these risks, asset-backed securities may become more volatile in certain interest rate environments.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Prime Portfolio | Foreign Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
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Foreign Securities. The Fund may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers. Investing in securities of foreign issuers involves some additional risks than securities of U.S. issuers. While foreign securities, including foreign money market securities, are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, economic sanctions or other similar governmental activity or diplomatic developments (including regional and global, military or other conflicts)  that could affect an investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Governmental interventions or other actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the Fund’s investments in foreign issuers.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Prime Portfolio | Municipal Obligations [Member]
Prospectus [Line Items]
Risk [Text Block]
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Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund. While interest earned on municipal securities is generally not subject to federal income tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to state and/or local income tax.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Prime Portfolio | Floating NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Prime Portfolio | Discretionary Liquidity Fee Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Discretionary Liquidity Fee Risk. The Board, or its delegate, has discretion to impose a liquidity fee of up to 2% upon the redemption of shares if the Board or its delegate determines that is in the best interest of the Fund, which may impact the value of the Fund’s shares when you sell your shares.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Prime Portfolio | Mandatory Liquidity Fee Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Mandatory Liquidity Fee Risk. The Board, or its delegate, must impose a mandatory liquidity fee upon all shares redeemed if the Fund’s net redemptions on any business day exceed 5% of the Fund’s net assets, unless the liquidity costs are de minimis. Accordingly, redemptions by shareholders may be subject to a mandatory liquidity fee at certain times, which may impact the value of the Fund’s shares when you sell your shares.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Prime Portfolio | Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
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Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Prime Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or  counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Prime Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
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Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Prime Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
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U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Prime Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Prime Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect and increase the volatility of the Fund’s share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect and increase the volatility of the Fund’s share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Finally, large redemptions may cause the Fund to impose a discretionary liquidity fee.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Prime Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Government Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Government Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Government Portfolio | Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
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Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Government Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.   The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Government Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Government Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
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U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Government Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions.

The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Government Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Government Portfolio | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Government Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Government Securities Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Government Securities Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Government Securities Portfolio | Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Government Securities Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.   The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Government Securities Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Government Securities Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Government Securities Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions.

The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Government Securities Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Government Securities Portfolio | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Government Securities Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Treasury Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Treasury Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Treasury Portfolio | Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Treasury Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.   The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Treasury Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Treasury Portfolio | U.S. Treasury Obligations [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Treasury Obligations. U.S. Treasury obligations, which are backed by the full faith and credit of the United States, have historically involved minimal risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Securities issued or guaranteed by the U.S. Treasury are backed by the full faith and credit of the United States but are guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to and redemptions from the Fund.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Treasury Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with these U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Treasury Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments.

These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Treasury Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Treasury Portfolio | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Treasury Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Treasury Securities Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Treasury Securities Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Treasury Securities Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.   The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Treasury Securities Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Treasury Securities Portfolio | U.S. Treasury Obligations [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Treasury Obligations. U.S. Treasury obligations, which are backed by the full faith and credit of the United States, have historically involved minimal risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Securities issued or guaranteed by the U.S. Treasury are backed by the full faith and credit of the United States but are guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to and redemptions from the Fund.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Treasury Securities Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with these U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Treasury Securities Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Treasury Securities Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Treasury Securities Portfolio | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Institutional Class Portfolios | MSILF Treasury Securities Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Government Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Government Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Government Portfolio | Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Government Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Government Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Government Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Government Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions.

The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Government Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Government Portfolio | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Government Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Treasury Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Treasury Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Treasury Portfolio | Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Treasury Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Treasury Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Treasury Portfolio | U.S. Treasury Obligations [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Treasury Obligations. U.S. Treasury obligations, which are backed by the full faith and credit of the United States, have historically involved minimal risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Securities issued or guaranteed by the U.S. Treasury are backed by the full faith and credit of the United States but are guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to and redemptions from the Fund.

Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Treasury Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with these U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.

Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Treasury Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments.

These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Treasury Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Treasury Portfolio | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Treasury Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Treasury Securities Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Treasury Securities Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Treasury Securities Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Treasury Securities Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Treasury Securities Portfolio | U.S. Treasury Obligations [Member]
Prospectus [Line Items]
Risk [Text Block]
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U.S. Treasury Obligations. U.S. Treasury obligations, which are backed by the full faith and credit of the United States, have historically involved minimal risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Securities issued or guaranteed by the U.S. Treasury are backed by the full faith and credit of the United States but are guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to and redemptions from the Fund.

Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Treasury Securities Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with these U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.

Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Treasury Securities Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Treasury Securities Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Treasury Securities Portfolio | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Institutional Plus Class Portfolios | MSILF Treasury Securities Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Prime Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Prime Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Prime Portfolio | Bank Obligations [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Prime Portfolio | Commercial Paper [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Commercial Paper. Commercial paper is subject to interest rate risk and is susceptible to changes in the issuer’s financial condition or credit quality. Commercial paper is typically repaid with the proceeds from the issuance of new commercial paper. Thus, investments in commercial paper are subject to the risk (commonly referred to as rollover risk) that the issuer will be unable to issue sufficient new commercial paper to meet the repayment obligations under its outstanding commercial paper. Because commercial paper is typically unsecured, investments in commercial paper are subject to increased credit risk.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Prime Portfolio | Asset-Backed Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
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Asset-Backed Securities. Asset-backed securities are subject to credit (such as a borrower’s default on its mortgage obligation and the default or failure of a guarantee underlying the asset-backed security), interest rate and certain additional risks, including the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset. Due to these risks, asset-backed securities may become more volatile in certain interest rate environments.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Prime Portfolio | Foreign Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Foreign Securities. The Fund may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers. Investing in securities of foreign issuers involves some additional risks than securities of U.S. issuers. While foreign securities, including foreign money market securities, are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, economic sanctions or other similar governmental activity or diplomatic developments (including regional and global, military or other conflicts)  that could affect an investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Governmental interventions or other actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the Fund’s investments in foreign issuers.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Prime Portfolio | Municipal Obligations [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund. While interest earned on municipal securities is generally not subject to federal income tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to state and/or local income tax.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Prime Portfolio | Floating NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Prime Portfolio | Discretionary Liquidity Fee Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Discretionary Liquidity Fee Risk. The Board, or its delegate, has discretion to impose a liquidity fee of up to 2% upon the redemption of shares if the Board or its delegate determines that is in the best interest of the Fund, which may impact the value of the Fund’s shares when you sell your shares.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Prime Portfolio | Mandatory Liquidity Fee Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Mandatory Liquidity Fee Risk. The Board, or its delegate, must impose a mandatory liquidity fee upon all shares redeemed if the Fund’s net redemptions on any business day exceed 5% of the Fund’s net assets, unless the liquidity costs are de minimis. Accordingly, redemptions by shareholders may be subject to a mandatory liquidity fee at certain times, which may impact the value of the Fund’s shares when you sell your shares.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Prime Portfolio | Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Prime Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or  counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility  and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Prime Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Prime Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Prime Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Prime Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect and increase the volatility of the Fund’s share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect and increase the volatility of the Fund’s share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Finally, large redemptions may cause the Fund to impose a discretionary liquidity fee.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Prime Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Government Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Government Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Government Portfolio | Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Government Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.   The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Government Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Government Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Government Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Government Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Government Portfolio | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Government Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Government Securities Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Government Securities Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Government Securities Portfolio | Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Government Securities Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.   The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Government Securities Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Government Securities Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Government Securities Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions.

The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Government Securities Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Government Securities Portfolio | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Government Securities Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Treasury Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Treasury Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Treasury Portfolio | Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Treasury Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.   The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Treasury Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Treasury Portfolio | U.S. Treasury Obligations [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Treasury Obligations. U.S. Treasury obligations, which are backed by the full faith and credit of the United States, have historically involved minimal risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Securities issued or guaranteed by the U.S. Treasury are backed by the full faith and credit of the United States but are guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to and redemptions from the Fund.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Treasury Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with these U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Treasury Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments.

These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Treasury Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Treasury Portfolio | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Treasury Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Treasury Securities Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Treasury Securities Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Treasury Securities Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.   The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Treasury Securities Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Treasury Securities Portfolio | U.S. Treasury Obligations [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Treasury Obligations. U.S. Treasury obligations, which are backed by the full faith and credit of the United States, have historically involved minimal risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Securities issued or guaranteed by the U.S. Treasury are backed by the full faith and credit of the United States but are guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to and redemptions from the Fund.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Treasury Securities Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with these U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Treasury Securities Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Treasury Securities Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Treasury Securities Portfolio | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Institutional Select Class Portfolios | MSILF Treasury Securities Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Prime Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Prime Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Prime Portfolio | Bank Obligations [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Prime Portfolio | Commercial Paper [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Commercial Paper. Commercial paper is subject to interest rate risk and is susceptible to changes in the issuer’s financial condition or credit quality. Commercial paper is typically repaid with the proceeds from the issuance of new commercial paper. Thus, investments in commercial paper are subject to the risk (commonly referred to as rollover risk) that the issuer will be unable to issue sufficient new commercial paper to meet the repayment obligations under its outstanding commercial paper. Because commercial paper is typically unsecured, investments in commercial paper are subject to increased credit risk.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Prime Portfolio | Asset-Backed Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Asset-Backed Securities. Asset-backed securities are subject to credit (such as a borrower’s default on its mortgage obligation and the default or failure of a guarantee underlying the asset-backed security), interest rate and certain additional risks, including the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset. Due to these risks, asset-backed securities may become more volatile in certain interest rate environments.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Prime Portfolio | Foreign Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Foreign Securities. The Fund may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers. Investing in securities of foreign issuers involves some additional risks than securities of U.S. issuers. While foreign securities, including foreign money market securities, are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, economic sanctions or other similar governmental activity or diplomatic developments (including regional and global, military or other conflicts)  that could affect an investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Governmental interventions or other actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the Fund’s investments in foreign issuers.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Prime Portfolio | Municipal Obligations [Member]
Prospectus [Line Items]
Risk [Text Block]
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Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund. While interest earned on municipal securities is generally not subject to federal income tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to state and/or local income tax.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Prime Portfolio | Floating NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Prime Portfolio | Discretionary Liquidity Fee Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Discretionary Liquidity Fee Risk. The Board, or its delegate, has discretion to impose a liquidity fee of up to 2% upon the redemption of shares if the Board or its delegate determines that is in the best interest of the Fund, which may impact the value of the Fund’s shares when you sell your shares.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Prime Portfolio | Mandatory Liquidity Fee Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Mandatory Liquidity Fee Risk. The Board, or its delegate, must impose a mandatory liquidity fee upon all shares redeemed if the Fund’s net redemptions on any business day exceed 5% of the Fund’s net assets, unless the liquidity costs are de minimis. Accordingly, redemptions by shareholders may be subject to a mandatory liquidity fee at certain times, which may impact the value of the Fund’s shares when you sell your shares.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Prime Portfolio | Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Prime Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or  counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Prime Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Prime Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Prime Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Prime Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect and increase the volatility of the Fund’s share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect and increase the volatility of the Fund’s share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Finally, large redemptions may cause the Fund to impose a discretionary liquidity fee.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Prime Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Government Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Government Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Government Portfolio | Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Government Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.   The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Government Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Government Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Government Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions.

The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Government Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Government Portfolio | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Government Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Government Securities Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Government Securities Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Government Securities Portfolio | Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Government Securities Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.   The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Government Securities Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Government Securities Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Government Securities Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions.

The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Government Securities Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Finally, large redemptions may cause the Fund to impose a discretionary liquidity fee.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Government Securities Portfolio | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Government Securities Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Treasury Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Treasury Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Treasury Portfolio | Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Treasury Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.   The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Treasury Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Treasury Portfolio | U.S. Treasury Obligations [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Treasury Obligations. U.S. Treasury obligations, which are backed by the full faith and credit of the United States, have historically involved minimal risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Securities issued or guaranteed by the U.S. Treasury are backed by the full faith and credit of the United States but are guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to and redemptions from the Fund.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Treasury Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with these U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Treasury Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments.

These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Treasury Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Treasury Portfolio | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Treasury Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Treasury Securities Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Treasury Securities Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Treasury Securities Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.   The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Treasury Securities Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Treasury Securities Portfolio | U.S. Treasury Obligations [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Treasury Obligations. U.S. Treasury obligations, which are backed by the full faith and credit of the United States, have historically involved minimal risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Securities issued or guaranteed by the U.S. Treasury are backed by the full faith and credit of the United States but are guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to and redemptions from the Fund.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Treasury Securities Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with these U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Treasury Securities Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Treasury Securities Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Treasury Securities Portfolio | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Treasury Securities Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Prime Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Prime Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Prime Portfolio | Bank Obligations [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Prime Portfolio | Commercial Paper [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Commercial Paper. Commercial paper is subject to interest rate risk and is susceptible to changes in the issuer’s financial condition or credit quality. Commercial paper is typically repaid with the proceeds from the issuance of new commercial paper. Thus, investments in commercial paper are subject to the risk (commonly referred to as rollover risk) that the issuer will be unable to issue sufficient new commercial paper to meet the repayment obligations under its outstanding commercial paper. Because commercial paper is typically unsecured, investments in commercial paper are subject to increased credit risk.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Prime Portfolio | Asset-Backed Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Asset-Backed Securities. Asset-backed securities are subject to credit (such as a borrower’s default on its mortgage obligation and the default or failure of a guarantee underlying the asset-backed security), interest rate and certain additional risks, including the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset. Due to these risks, asset-backed securities may become more volatile in certain interest rate environments.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Prime Portfolio | Foreign Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Foreign Securities. The Fund may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers. Investing in securities of foreign issuers involves some additional risks than securities of U.S. issuers. While foreign securities, including foreign money market securities, are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, economic sanctions or other similar governmental activity or diplomatic developments (including regional and global, military or other conflicts)  that could affect an investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Governmental interventions or other actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the Fund’s investments in foreign issuers.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Prime Portfolio | Municipal Obligations [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund. While interest earned on municipal securities is generally not subject to federal income tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to state and/or local income tax.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Prime Portfolio | Floating NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Prime Portfolio | Discretionary Liquidity Fee Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Discretionary Liquidity Fee Risk. The Board, or its delegate, has discretion to impose a liquidity fee of up to 2% upon the redemption of shares if the Board or its delegate determines that is in the best interest of the Fund, which may impact the value of the Fund’s shares when you sell your shares.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Prime Portfolio | Mandatory Liquidity Fee Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Mandatory Liquidity Fee Risk. The Board, or its delegate, must impose a mandatory liquidity fee upon all shares redeemed if the Fund’s net redemptions on any business day exceed 5% of the Fund’s net assets, unless the liquidity costs are de minimis. Accordingly, redemptions by shareholders may be subject to a mandatory liquidity fee at certain times, which may impact the value of the Fund’s shares when you sell your shares.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Prime Portfolio | Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Prime Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or  counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Prime Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Prime Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Prime Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Prime Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect and increase the volatility of the Fund’s share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large  redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect and increase the volatility of the Fund’s share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Finally, large redemptions may cause the Fund to impose discretionary or mandatory liquidity fees.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Prime Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Government Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Government Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Government Portfolio | Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Government Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.   The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Government Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Government Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Government Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions.

The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Government Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Government Portfolio | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Government Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Government Securities Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Government Securities Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Government Securities Portfolio | Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Government Securities Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.   The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Government Securities Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Government Securities Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Government Securities Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions.

The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Government Securities Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Government Securities Portfolio | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Government Securities Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Treasury Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Treasury Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Treasury Portfolio | Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Treasury Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.   The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Treasury Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Treasury Portfolio | U.S. Treasury Obligations [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Treasury Obligations. U.S. Treasury obligations, which are backed by the full faith and credit of the United States, have historically involved minimal risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Securities issued or guaranteed by the U.S. Treasury are backed by the full faith and credit of the United States but are guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to and redemptions from the Fund.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Treasury Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with these U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Treasury Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments.

These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Treasury Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Treasury Portfolio | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Treasury Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Treasury Securities Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Treasury Securities Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Treasury Securities Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.   The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Treasury Securities Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Treasury Securities Portfolio | U.S. Treasury Obligations [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Treasury Obligations. U.S. Treasury obligations, which are backed by the full faith and credit of the United States, have historically involved minimal risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Securities issued or guaranteed by the U.S. Treasury are backed by the full faith and credit of the United States but are guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to and redemptions from the Fund.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Treasury Securities Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with these U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Treasury Securities Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Treasury Securities Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Treasury Securities Portfolio | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Treasury Securities Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Prime Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Prime Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Prime Portfolio | Bank Obligations [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Prime Portfolio | Commercial Paper [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Commercial Paper. Commercial paper is subject to interest rate risk and is susceptible to changes in the issuer’s financial condition or credit quality. Commercial paper is typically repaid with the proceeds from the issuance of new commercial paper. Thus, investments in commercial paper are subject to the risk (commonly referred to as rollover risk) that the issuer will be unable to issue sufficient new commercial paper to meet the repayment obligations under its outstanding commercial paper. Because commercial paper is typically unsecured, investments in commercial paper are subject to increased credit risk.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Prime Portfolio | Asset-Backed Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Asset-Backed Securities. Asset-backed securities are subject to credit (such as a borrower’s default on its mortgage obligation and the default or failure of a guarantee underlying the asset-backed security), interest rate and certain additional risks, including the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset. Due to these risks, asset-backed securities may become more volatile in certain interest rate environments.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Prime Portfolio | Foreign Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Foreign Securities. The Fund may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers. Investing in securities of foreign issuers involves some additional risks than securities of U.S. issuers. While foreign securities, including foreign money market securities, are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, economic sanctions or other similar governmental activity or diplomatic developments (including regional and global, military or other conflicts)  that could affect an investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Governmental interventions or other actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the Fund’s investments in foreign issuers.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Prime Portfolio | Municipal Obligations [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund. While interest earned on municipal securities is generally not subject to federal income tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to state and/or local income tax.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Prime Portfolio | Floating NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Prime Portfolio | Discretionary Liquidity Fee Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Discretionary Liquidity Fee Risk. The Board, or its delegate, has discretion to impose a liquidity fee of up to 2% upon the redemption of shares if the Board or its delegate determines that is in the best interest of the Fund, which may impact the value of the Fund’s shares when you sell your shares.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Prime Portfolio | Mandatory Liquidity Fee Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Mandatory Liquidity Fee Risk. The Board, or its delegate, must impose a mandatory liquidity fee upon all shares redeemed if the Fund’s net redemptions on any business day exceed 5% of the Fund’s net assets, unless the liquidity costs are de minimis. Accordingly, redemptions by shareholders may be subject to a mandatory liquidity fee at certain times, which may impact the value of the Fund’s shares when you sell your shares.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Prime Portfolio | Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Prime Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or  counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Prime Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Prime Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Prime Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Prime Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect and increase the volatility of the Fund’s share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect and increase the volatility of the Fund’s share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Finally, large redemptions may cause the Fund to impose a discretionary liquidity fee.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Prime Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Government Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Government Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Government Portfolio | Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Government Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.  The Fund may invest in variable and floating-rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed-rate instruments, the value of these securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Government Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Government Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Government Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments.

These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Government Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Government Portfolio | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Government Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Government Securities Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Government Securities Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Government Securities Portfolio | Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Government Securities Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.  The Fund may invest in variable and floating-rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed-rate instruments, the value of these securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Government Securities Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Government Securities Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Government Securities Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments.

These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Government Securities Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Government Securities Portfolio | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Government Securities Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Treasury Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Treasury Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Treasury Portfolio | Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Treasury Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.  The Fund may invest in variable and floating-rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed-rate instruments, the value of these securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Treasury Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Treasury Portfolio | U.S. Treasury Obligations [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Treasury Obligations. U.S. Treasury obligations, which are backed by the full faith and credit of the United States, have historically involved minimal risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Securities issued or guaranteed by the U.S. Treasury are backed by the full faith and credit of the United States but are guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to and redemptions from the Fund.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Treasury Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with these U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Treasury Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Treasury Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Treasury Portfolio | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Treasury Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Treasury Securities Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Treasury Securities Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Treasury Securities Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.  The Fund may invest in variable and floating-rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed-rate instruments, the value of these securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Treasury Securities Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Treasury Securities Portfolio | U.S. Treasury Obligations [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Treasury Obligations. U.S. Treasury obligations, which are backed by the full faith and credit of the United States, have historically involved minimal risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Securities issued or guaranteed by the U.S. Treasury are backed by the full faith and credit of the United States but are guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to and redemptions from the Fund.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Treasury Securities Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with these U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Treasury Securities Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions.

The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Treasury Securities Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Treasury Securities Portfolio | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Treasury Securities Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Prime Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Prime Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Prime Portfolio | Bank Obligations [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Prime Portfolio | Commercial Paper [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Commercial Paper. Commercial paper is subject to interest rate risk and is susceptible to changes in the issuer’s financial condition or credit quality. Commercial paper is typically repaid with the proceeds from the issuance of new commercial paper. Thus, investments in commercial paper are subject to the risk (commonly referred to as rollover risk) that the issuer will be unable to issue sufficient new commercial paper to meet the repayment obligations under its outstanding commercial paper. Because commercial paper is typically unsecured, investments in commercial paper are subject to increased credit risk.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Prime Portfolio | Asset-Backed Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Asset-Backed Securities. Asset-backed securities are subject to credit (such as a borrower’s default on its mortgage obligation and the default or failure of a guarantee underlying the asset-backed security), interest rate and certain additional risks, including the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset. Due to these risks, asset-backed securities may become more volatile in certain interest rate environments.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Prime Portfolio | Foreign Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Foreign Securities. The Fund may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers. Investing in securities of foreign issuers involves some additional risks than securities of U.S. issuers. While foreign securities, including foreign money market securities, are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, economic sanctions or other similar governmental activity or diplomatic developments (including regional and global, military or other conflicts)  that could affect an investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Governmental interventions or other actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the Fund’s investments in foreign issuers.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Prime Portfolio | Municipal Obligations [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund. While interest earned on municipal securities is generally not subject to federal income tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to state and/or local income tax.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Prime Portfolio | Floating NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Prime Portfolio | Discretionary Liquidity Fee Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Discretionary Liquidity Fee Risk. The Board, or its delegate, has discretion to impose a liquidity fee of up to 2% upon the redemption of shares if the Board or its delegate determines that is in the best interest of the Fund, which may impact the value of the Fund’s shares when you sell your shares.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Prime Portfolio | Mandatory Liquidity Fee Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Mandatory Liquidity Fee Risk. The Board, or its delegate, must impose a mandatory liquidity fee upon all shares redeemed if the Fund’s net redemptions on any business day exceed 5% of the Fund’s net assets, unless the liquidity costs are de minimis. Accordingly, redemptions by shareholders may be subject to a mandatory liquidity fee at certain times, which may impact the value of the Fund’s shares when you sell your shares.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Prime Portfolio | Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Prime Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or  counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility  and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Prime Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Prime Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Prime Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Prime Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect and increase the volatility of the Fund’s share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect and increase the volatility of the Fund’s share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Finally, large redemptions may cause the Fund to impose a discretionary liquidity fee.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Prime Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Government Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Government Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Government Portfolio | Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Government Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.   The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Government Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Government Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Government Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions.

The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Government Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Government Portfolio | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Government Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Government Securities Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Government Securities Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Government Securities Portfolio | Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Government Securities Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.   The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Government Securities Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Government Securities Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Government Securities Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions.

The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Government Securities Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Government Securities Portfolio | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Government Securities Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Treasury Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Treasury Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Treasury Portfolio | Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Treasury Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.   The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Treasury Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Treasury Portfolio | U.S. Treasury Obligations [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Treasury Obligations. U.S. Treasury obligations, which are backed by the full faith and credit of the United States, have historically involved minimal risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Securities issued or guaranteed by the U.S. Treasury are backed by the full faith and credit of the United States but are guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to and redemptions from the Fund.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Treasury Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with these U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Treasury Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments.

These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Treasury Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Treasury Portfolio | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Treasury Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Treasury Securities Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Treasury Securities Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Treasury Securities Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.   The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Treasury Securities Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
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Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Treasury Securities Portfolio | U.S. Treasury Obligations [Member]
Prospectus [Line Items]
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U.S. Treasury Obligations. U.S. Treasury obligations, which are backed by the full faith and credit of the United States, have historically involved minimal risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Securities issued or guaranteed by the U.S. Treasury are backed by the full faith and credit of the United States but are guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to and redemptions from the Fund.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Treasury Securities Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
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U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with these U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Treasury Securities Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Treasury Securities Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Treasury Securities Portfolio | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Treasury Securities Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Prime Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Prime Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Prime Portfolio | Bank Obligations [Member]
Prospectus [Line Items]
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Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Prime Portfolio | Commercial Paper [Member]
Prospectus [Line Items]
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Commercial Paper. Commercial paper is subject to interest rate risk and is susceptible to changes in the issuer’s financial condition or credit quality. Commercial paper is typically repaid with the proceeds from the issuance of new commercial paper. Thus, investments in commercial paper are subject to the risk (commonly referred to as rollover risk) that the issuer will be unable to issue sufficient new commercial paper to meet the repayment obligations under its outstanding commercial paper. Because commercial paper is typically unsecured, investments in commercial paper are subject to increased credit risk.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Prime Portfolio | Asset-Backed Securities [Member]
Prospectus [Line Items]
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Asset-Backed Securities. Asset-backed securities are subject to credit (such as a borrower’s default on its mortgage obligation and the default or failure of a guarantee underlying the asset-backed security), interest rate and certain additional risks, including the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset. Due to these risks, asset-backed securities may become more volatile in certain interest rate environments.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Prime Portfolio | Foreign Securities [Member]
Prospectus [Line Items]
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Foreign Securities. The Fund may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers. Investing in securities of foreign issuers involves some additional risks than securities of U.S. issuers. While foreign securities, including foreign money market securities, are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, economic sanctions or other similar governmental activity or diplomatic developments (including regional and global, military or other conflicts)  that could affect an investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Governmental interventions or other actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the Fund’s investments in foreign issuers.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Prime Portfolio | Municipal Obligations [Member]
Prospectus [Line Items]
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Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund. While interest earned on municipal securities is generally not subject to federal income tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to state and/or local income tax.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Prime Portfolio | Floating NAV Risk [Member]
Prospectus [Line Items]
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Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Prime Portfolio | Discretionary Liquidity Fee Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Discretionary Liquidity Fee Risk. The Board, or its delegate, has discretion to impose a liquidity fee of up to 2% upon the redemption of shares if the Board or its delegate determines that is in the best interest of the Fund, which may impact the value of the Fund’s shares when you sell your shares.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Prime Portfolio | Mandatory Liquidity Fee Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Mandatory Liquidity Fee Risk. The Board, or its delegate, must impose a mandatory liquidity fee upon all shares redeemed if the Fund’s net redemptions on any business day exceed 5% of the Fund’s net assets, unless the liquidity costs are de minimis. Accordingly, redemptions by shareholders may be subject to a mandatory liquidity fee at certain times, which may impact the value of the Fund’s shares when you sell your shares.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Prime Portfolio | Repurchase Agreements [Member]
Prospectus [Line Items]
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Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Prime Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
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Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or  counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility  and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Prime Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
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Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Prime Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
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U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Prime Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Prime Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect and increase the volatility of the Fund’s share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect and increase the volatility of the Fund’s share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Finally, large redemptions may cause the Fund to impose a discretionary liquidity fee.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Prime Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Government Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Government Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Government Portfolio | Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
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Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Government Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.   The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Government Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
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Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Government Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
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U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Government Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions.

The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Government Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Government Portfolio | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Government Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Government Securities Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Government Securities Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Government Securities Portfolio | Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
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Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Government Securities Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.   The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Government Securities Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Government Securities Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Government Securities Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions.

The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Government Securities Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Government Securities Portfolio | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Government Securities Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Treasury Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Treasury Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Treasury Portfolio | Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Treasury Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.   The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Treasury Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Treasury Portfolio | U.S. Treasury Obligations [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Treasury Obligations. U.S. Treasury obligations, which are backed by the full faith and credit of the United States, have historically involved minimal risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Securities issued or guaranteed by the U.S. Treasury are backed by the full faith and credit of the United States but are guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to and redemptions from the Fund.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Treasury Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with these U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Treasury Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments.

These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Treasury Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Treasury Portfolio | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Treasury Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Treasury Securities Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Treasury Securities Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Treasury Securities Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.   The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Treasury Securities Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Treasury Securities Portfolio | U.S. Treasury Obligations [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Treasury Obligations. U.S. Treasury obligations, which are backed by the full faith and credit of the United States, have historically involved minimal risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Securities issued or guaranteed by the U.S. Treasury are backed by the full faith and credit of the United States but are guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to and redemptions from the Fund.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Treasury Securities Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with these U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Treasury Securities Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Treasury Securities Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Treasury Securities Portfolio | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Treasury Securities Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Government Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Government Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Government Portfolio | Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Government Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.   The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Government Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Government Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Government Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions.

The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Government Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Government Portfolio | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Government Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Treasury Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Treasury Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Treasury Portfolio | Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
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Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Treasury Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.   The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Treasury Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
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Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Treasury Portfolio | U.S. Treasury Obligations [Member]
Prospectus [Line Items]
Risk [Text Block]
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U.S. Treasury Obligations. U.S. Treasury obligations, which are backed by the full faith and credit of the United States, have historically involved minimal risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Securities issued or guaranteed by the U.S. Treasury are backed by the full faith and credit of the United States but are guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to and redemptions from the Fund.

Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Treasury Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
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U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with these U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.

Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Treasury Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments.

These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Treasury Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Treasury Portfolio | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Treasury Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Treasury Securities Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Treasury Securities Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Treasury Securities Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.   The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Treasury Securities Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
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Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Treasury Securities Portfolio | U.S. Treasury Obligations [Member]
Prospectus [Line Items]
Risk [Text Block]
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U.S. Treasury Obligations. U.S. Treasury obligations, which are backed by the full faith and credit of the United States, have historically involved minimal risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Securities issued or guaranteed by the U.S. Treasury are backed by the full faith and credit of the United States but are guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to and redemptions from the Fund.

Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Treasury Securities Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
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U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with these U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.

Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Treasury Securities Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Treasury Securities Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Treasury Securities Portfolio | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Treasury Securities Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - CastleOak Share Class | MSILF Prime Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - CastleOak Share Class | MSILF Prime Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - CastleOak Share Class | MSILF Prime Portfolio | Bank Obligations [Member]
Prospectus [Line Items]
Risk [Text Block]
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Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

Morgan Stanley Institutional Liquidity Funds - CastleOak Share Class | MSILF Prime Portfolio | Commercial Paper [Member]
Prospectus [Line Items]
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Commercial Paper. Commercial paper is subject to interest rate risk and is susceptible to changes in the issuer’s financial condition or credit quality. Commercial paper is typically repaid with the proceeds from the issuance of new commercial paper. Thus, investments in commercial paper are subject to the risk (commonly referred to as rollover risk) that the issuer will be unable to issue sufficient new commercial paper to meet the repayment obligations under its outstanding commercial paper. Because commercial paper is typically unsecured, investments in commercial paper are subject to increased credit risk.

Morgan Stanley Institutional Liquidity Funds - CastleOak Share Class | MSILF Prime Portfolio | Asset-Backed Securities [Member]
Prospectus [Line Items]
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Asset-Backed Securities. Asset-backed securities are subject to credit (such as a borrower’s default on its mortgage obligation and the default or failure of a guarantee underlying the asset-backed security), interest rate and certain additional risks, including the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset. Due to these risks, asset-backed securities may become more volatile in certain interest rate environments.

Morgan Stanley Institutional Liquidity Funds - CastleOak Share Class | MSILF Prime Portfolio | Foreign Securities [Member]
Prospectus [Line Items]
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Foreign Securities. The Fund may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers. Investing in securities of foreign issuers involves some additional risks than securities of U.S. issuers. While foreign securities, including foreign money market securities, are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, economic sanctions or other similar governmental activity or diplomatic developments (including regional and global, military or other conflicts)  that could affect an investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Governmental interventions or other actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the Fund’s investments in foreign issuers.

Morgan Stanley Institutional Liquidity Funds - CastleOak Share Class | MSILF Prime Portfolio | Municipal Obligations [Member]
Prospectus [Line Items]
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Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund. While interest earned on municipal securities is generally not subject to federal income tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to state and/or local income tax.

Morgan Stanley Institutional Liquidity Funds - CastleOak Share Class | MSILF Prime Portfolio | Floating NAV Risk [Member]
Prospectus [Line Items]
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Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.

Morgan Stanley Institutional Liquidity Funds - CastleOak Share Class | MSILF Prime Portfolio | Discretionary Liquidity Fee Risk [Member]
Prospectus [Line Items]
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Discretionary Liquidity Fee Risk. The Board, or its delegate, has discretion to impose a liquidity fee of up to 2% upon the redemption of shares if the Board or its delegate determines that is in the best interest of the Fund, which may impact the value of the Fund’s shares when you sell your shares.

Morgan Stanley Institutional Liquidity Funds - CastleOak Share Class | MSILF Prime Portfolio | Mandatory Liquidity Fee Risk [Member]
Prospectus [Line Items]
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Mandatory Liquidity Fee Risk. The Board, or its delegate, must impose a mandatory liquidity fee upon all shares redeemed if the Fund’s net redemptions on any business day exceed 5% of the Fund’s net assets, unless the liquidity costs are de minimis. Accordingly, redemptions by shareholders may be subject to a mandatory liquidity fee at certain times, which may impact the value of the Fund’s shares when you sell your shares.

Morgan Stanley Institutional Liquidity Funds - CastleOak Share Class | MSILF Prime Portfolio | Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
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Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Morgan Stanley Institutional Liquidity Funds - CastleOak Share Class | MSILF Prime Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or  counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - CastleOak Share Class | MSILF Prime Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
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Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - CastleOak Share Class | MSILF Prime Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
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U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

Morgan Stanley Institutional Liquidity Funds - CastleOak Share Class | MSILF Prime Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - CastleOak Share Class | MSILF Prime Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect and increase the volatility of the Fund’s share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large  redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect and increase the volatility of the Fund’s share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Finally, large redemptions may cause the Fund to impose a discretionary liquidity fee.

Morgan Stanley Institutional Liquidity Funds - CastleOak Share Class | MSILF Prime Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - CastleOak Share Class | MSILF Government Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - CastleOak Share Class | MSILF Government Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - CastleOak Share Class | MSILF Government Portfolio | Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
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Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Morgan Stanley Institutional Liquidity Funds - CastleOak Share Class | MSILF Government Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.   The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - CastleOak Share Class | MSILF Government Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
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Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - CastleOak Share Class | MSILF Government Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
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U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

Morgan Stanley Institutional Liquidity Funds - CastleOak Share Class | MSILF Government Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions.

The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - CastleOak Share Class | MSILF Government Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - CastleOak Share Class | MSILF Government Portfolio | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - CastleOak Share Class | MSILF Government Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Prime Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Prime Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Prime Portfolio | Bank Obligations [Member]
Prospectus [Line Items]
Risk [Text Block]
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Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Prime Portfolio | Commercial Paper [Member]
Prospectus [Line Items]
Risk [Text Block]
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Commercial Paper. Commercial paper is subject to interest rate risk and is susceptible to changes in the issuer’s financial condition or credit quality. Commercial paper is typically repaid with the proceeds from the issuance of new commercial paper. Thus, investments in commercial paper are subject to the risk (commonly referred to as rollover risk) that the issuer will be unable to issue sufficient new commercial paper to meet the repayment obligations under its outstanding commercial paper. Because commercial paper is typically unsecured, investments in commercial paper are subject to increased credit risk.

Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Prime Portfolio | Asset-Backed Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
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Asset-Backed Securities. Asset-backed securities are subject to credit (such as a borrower’s default on its mortgage obligation and the default or failure of a guarantee underlying the asset-backed security), interest rate and certain additional risks, including the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset. Due to these risks, asset-backed securities may become more volatile in certain interest rate environments.

Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Prime Portfolio | Foreign Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
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Foreign Securities. The Fund may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers. Investing in securities of foreign issuers involves some additional risks than securities of U.S. issuers. While foreign securities, including foreign money market securities, are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, economic sanctions or other similar governmental activity or diplomatic developments (including regional and global, military or other conflicts)  that could affect an investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Governmental interventions or other actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the Fund’s investments in foreign issuers.

Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Prime Portfolio | Municipal Obligations [Member]
Prospectus [Line Items]
Risk [Text Block]
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Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund. While interest earned on municipal securities is generally not subject to federal income tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to state and/or local income tax.

Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Prime Portfolio | Floating NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.

Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Prime Portfolio | Discretionary Liquidity Fee Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Discretionary Liquidity Fee Risk. The Board, or its delegate, has discretion to impose a liquidity fee of up to 2% upon the redemption of shares if the Board or its delegate determines that is in the best interest of the Fund, which may impact the value of the Fund’s shares when you sell your shares.

Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Prime Portfolio | Mandatory Liquidity Fee Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Mandatory Liquidity Fee Risk. The Board, or its delegate, must impose a mandatory liquidity fee upon all shares redeemed if the Fund’s net redemptions on any business day exceed 5% of the Fund’s net assets, unless the liquidity costs are de minimis. Accordingly, redemptions by shareholders may be subject to a mandatory liquidity fee at certain times, which may impact the value of the Fund’s shares when you sell your shares.

Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Prime Portfolio | Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
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Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Prime Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or  counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Prime Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Prime Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Prime Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Prime Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect and increase the volatility of the Fund’s share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect and increase the volatility of the Fund’s share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Finally, large redemptions may cause the Fund to impose a discretionary liquidity fee.

Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Prime Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Government Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Government Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Government Portfolio | Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Government Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.   The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Government Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Government Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Government Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions.

The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Government Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Government Portfolio | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Government Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Treasury Securities Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Treasury Securities Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Treasury Securities Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.   The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Treasury Securities Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Treasury Securities Portfolio | U.S. Treasury Obligations [Member]
Prospectus [Line Items]
Risk [Text Block]
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U.S. Treasury Obligations. U.S. Treasury obligations, which are backed by the full faith and credit of the United States, have historically involved minimal risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Securities issued or guaranteed by the U.S. Treasury are backed by the full faith and credit of the United States but are guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to and redemptions from the Fund.

Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Treasury Securities Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with these U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.

Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Treasury Securities Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Treasury Securities Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Treasury Securities Portfolio | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Impact Class Portfolios | MSILF Treasury Securities Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Prime Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Prime Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Prime Portfolio | Bank Obligations [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Prime Portfolio | Commercial Paper [Member]
Prospectus [Line Items]
Risk [Text Block]
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Commercial Paper. Commercial paper is subject to interest rate risk and is susceptible to changes in the issuer’s financial condition or credit quality. Commercial paper is typically repaid with the proceeds from the issuance of new commercial paper. Thus, investments in commercial paper are subject to the risk (commonly referred to as rollover risk) that the issuer will be unable to issue sufficient new commercial paper to meet the repayment obligations under its outstanding commercial paper. Because commercial paper is typically unsecured, investments in commercial paper are subject to increased credit risk.

Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Prime Portfolio | Asset-Backed Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
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Asset-Backed Securities. Asset-backed securities are subject to credit (such as a borrower’s default on its mortgage obligation and the default or failure of a guarantee underlying the asset-backed security), interest rate and certain additional risks, including the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset. Due to these risks, asset-backed securities may become more volatile in certain interest rate environments.

Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Prime Portfolio | Foreign Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
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Foreign Securities. The Fund may invest in U.S. dollar-denominated securities issued by foreign governmental or corporate issuers. Investing in securities of foreign issuers involves some additional risks than securities of U.S. issuers. While foreign securities, including foreign money market securities, are subject to the same type of risks that pertain to domestic issuers, namely credit risk and interest rate risk, they are also subject to other additional risks. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, economic sanctions or other similar governmental activity or diplomatic developments (including regional and global, military or other conflicts)  that could affect an investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Governmental interventions or other actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the Fund’s investments in foreign issuers.

Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Prime Portfolio | Municipal Obligations [Member]
Prospectus [Line Items]
Risk [Text Block]
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Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector. During certain economic and other conditions, the financial resources of many issuers of municipal securities may be significantly stressed, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Fund. While interest earned on municipal securities is generally not subject to federal income tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to state and/or local income tax.

Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Prime Portfolio | Floating NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Floating NAV Risk. The Fund does not maintain a stable NAV per share. The value of the Fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the Fund’s portfolio securities. When you sell your shares, they may be worth more or less than what you originally paid for them. This may result in a capital gain or loss.

Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Prime Portfolio | Discretionary Liquidity Fee Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Discretionary Liquidity Fee Risk. The Board, or its delegate, has discretion to impose a liquidity fee of up to 2% upon the redemption of shares if the Board or its delegate determines that is in the best interest of the Fund, which may impact the value of the Fund’s shares when you sell your shares.

Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Prime Portfolio | Mandatory Liquidity Fee Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Mandatory Liquidity Fee Risk. The Board, or its delegate, must impose a mandatory liquidity fee upon all shares redeemed if the Fund’s net redemptions on any business day exceed 5% of the Fund’s net assets, unless the liquidity costs are de minimis. Accordingly, redemptions by shareholders may be subject to a mandatory liquidity fee at certain times, which may impact the value of the Fund’s shares when you sell your shares.

Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Prime Portfolio | Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Prime Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or  counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Prime Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Prime Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Prime Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Prime Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect and increase the volatility of the Fund’s share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect and increase the volatility of the Fund’s share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Finally, large redemptions may cause the Fund to impose a discretionary liquidity fee.

Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Prime Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Government Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Government Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Government Portfolio | Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Government Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.   The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Government Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Government Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Government Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions.

The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Government Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Government Portfolio | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Government Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Treasury Securities Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Treasury Securities Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Treasury Securities Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.   The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Treasury Securities Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Treasury Securities Portfolio | U.S. Treasury Obligations [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Treasury Obligations. U.S. Treasury obligations, which are backed by the full faith and credit of the United States, have historically involved minimal risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Securities issued or guaranteed by the U.S. Treasury are backed by the full faith and credit of the United States but are guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to and redemptions from the Fund.

Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Treasury Securities Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with these U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.

Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Treasury Securities Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Treasury Securities Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Treasury Securities Portfolio | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Treasury Securities Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Government Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Government Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Government Portfolio | Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Government Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.   The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Government Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Government Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Government Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions.

The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Government Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Government Portfolio | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV  (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Government Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Treasury Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Treasury Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Treasury Portfolio | Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund’s right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Treasury Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.   The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Treasury Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Treasury Portfolio | U.S. Treasury Obligations [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Treasury Obligations. U.S. Treasury obligations, which are backed by the full faith and credit of the United States, have historically involved minimal risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Securities issued or guaranteed by the U.S. Treasury are backed by the full faith and credit of the United States but are guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to and redemptions from the Fund.

Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Treasury Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with these U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.

Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Treasury Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments.

These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Treasury Portfolio | Large Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Treasury Portfolio | Stable NAV Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV  (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Treasury Portfolio | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Treasury Securities Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Treasury Securities Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Treasury Securities Portfolio | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund.   The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility and increased redemptions.

Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Treasury Securities Portfolio | Fixed-Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Treasury Securities Portfolio | U.S. Treasury Obligations [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Treasury Obligations. U.S. Treasury obligations, which are backed by the full faith and credit of the United States, have historically involved minimal risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Securities issued or guaranteed by the U.S. Treasury are backed by the full faith and credit of the United States but are guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to and redemptions from the Fund.

Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Treasury Securities Portfolio | U.S. Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
•
U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with these U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.

Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Treasury Securities Portfolio | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the  U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect the Fund’s ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Treasury Securities Portfolio | Large Transactions Risk [Member]
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Large Transactions Risk. The Fund may experience adverse effects when certain large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may adversely affect the Fund’s ability to maintain a stable $1.00 share price and negatively impact the Fund’s liquidity. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions. These large redemptions may also force the Fund to sell portfolio securities or other assets when it might not otherwise do so, which may adversely affect the Fund’s ability to maintain a stable $1.00 share price and increase the Fund’s transaction costs. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Treasury Securities Portfolio | Stable NAV Risk [Member]
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Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV  (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s ability to maintain a stable $1.00 share price.

Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Treasury Securities Portfolio | Active Management Risk [Member]
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Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.